ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 6,078,115	$ 2,921,298
Less: allowance for doubtful credit loss	(780,109)	(634,166)	$ (694,257)	$ (736,725)
Account receivable, net	$ 5,298,006	$ 2,287,132